ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 6, 2015	Maureen A. Meredith T +1 617 951 7239 F +1 617 235 7664 maureen.meredith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds
File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 143 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 30, 2015 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for AMG Managers Skyline Special Equities Fund, dated May 1, 2015;

(ii)	Prospectus for AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund, dated May 1, 2015;

(iii)	Prospectus for AMG Renaissance Large Cap Growth Fund and AMG Renaissance International Equity Fund, dated May 1, 2015;

(iv)	Prospectus for AMG Yacktman Focused Fund, AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund, dated May 1, 2015;

(v)	Statement of Additional Information for AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG

May 6, 2015

Renaissance Large Cap Growth Fund, AMG Renaissance International Equity Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund and AMG Managers Skyline Special Equities Fund, dated May 1, 2015; and

(vi)	Statement of Additional Information for AMG Yacktman Focused Fund, AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund, dated May 1, 2015.

If you have any questions concerning this filing, please call me at (617) 951-7239.

Sincerely,

/s/ Maureen A. Meredith
Maureen A. Meredith